UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/08

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

SEMI-ANNUAL REPORT

January 31, 2008

CUSIP 66537T844

Ticker Symbol AUTOX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

March 2008

Dear Fellow Shareholders,

For the 6 months ended January 31, 2008 we are glad to report that the Autopilot Managed Growth FundTM had a total return of +5.94% while the exchange traded fund, also known as ETF, that is designed to track the S&P 500 Index (ticker SPY) had a total return of -4.79% and the exchange traded fund designed to track the Russell 2000 Index (ticker IWM) had a total return of -7.45%. During the last 10 weeks of 2007 the market worked lower while our portfolio worked higher. This was partly due to the fact our stocks continued to move modestly higher and we had stock index future hedges (to guard against a down market) which also worked in our favor.

The leading economic story for the past 6 months was the sub-prime lending debacle and its effect on the economy. The reality of the problem and the fears of the unknown have led to meaningful selling in the stock market. Our Fund is not immune from such selling but our goal as managers is and will be to manage the impact of meaningful, broad market selling on our portfolio’s net asset value. We expect the stock market to present more bullish opportunities in the next 6 months than have been presented in the past 6 months. However, no matter what happens we will work to take advantage of the opportunities as they present themselves while striving to manage the impact of any broad market selling.

Below is a daily basis graph of the Autopilot Fund and two benchmark indexes for the 6 months ending January 31, 2008. In the graph the Autopilot Managed Growth FundTM is the heavy black line. The SPY S&P 500 ETF is the dark gray line. The IWM RUSSELL 2000 ETF is the medium gray line.

AUTOX - Autopilot Managed Growth Fund
SPY - S&P 500 ETF
IWM - Russell 2000 ETF
7/31/2007
Sep
Oct
Nov
Dec
Jan
Feb
Mar

Broad market stock averages have declined the largest amount in 5 years. It is important, however, to understand that this volatility is NOT really large by historical standards. Nonetheless, we have on many occasions used large cash positions and stock index futures to help reduce our portfolios downside volatility. We continued to focus our stock holdings on companies that have demonstrated rapid earnings growth and other corporate qualities that we believe make the stocks we own among the most sought after by growth investors. We look for the next 6 months to be more investor friendly than the past 6 months as the economic problems caused by the sub-prime lending fiasco unwind and become more manageable.

Our approach to investing remains unchanged. At the end of January the Fund had 55% of its cash invested among 80 stock positions. The largest position was 1.55% of the portfolio. In addition, the fund was short stock index futures for hedging purposes which brought the net exposure of the fund down to only 19%. This low level of commitment generally does not last a long time, but can be crucial in preserving gains.

Going forward we intend to own shares of companies that meet high standards for earnings growth, liquidity and relative price performance. When fully invested we will have between 100 and 150 stocks in the portfolio and when market conditions warrant, we will use our cash position and futures and options to hedge our market exposure.

We appreciate the trust you have put in us. We take seriously the responsibility of managing the portion of your portfolio that you have invested with us in the Autopilot Managed Growth FundTM. If you have family or friends who would benefit from our approach to growing and protecting money, please let them know about the fund. They can purchase it through most brokerage accounts and directly from the website at AutopilotFunds.com

Peter Mauthe, Dave Lucca and John Rhoads

Portfolio Managers

The S & P 500 is an unmanaged group of securities considered to be representative of the stock market in general.  An investment cannot be made directly into an index.

The Russell 2000 is an unmanaged group of securities considered to be representative of the small cap segment of the  stock.  An investment cannot be made directly into an index.

 The performance data shown is calculated by FastTrack software. The performance data represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The fund does not charge initial or deferred sales charges (loads); redemption or exchange fees; and operating expenses for the fund including (12b-1) distribution expenses are limited to 2.35%. Investors can obtain performance data current to the most recent month-end; and the fund's prospectus by visiting www.autopilotfunds.com or by calling 1-866-828-8674.  The Autopilot Managed Growth FundTM is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.

0299-AFD-4/2/2008

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited)
	Shares	Market Value
COMMON STOCKS - 55.19%
Aerospace/Defense - 2.52%
Goodrich Corp.	1,300	$ 81,315
Heico Corp.	2,000	89,020
Lockheed Martin Corp.	900	97,128
Transdigm Group, Inc. *	1,800	74,484
		341,947
Agriculture - 0.36%
Loews Corp. - Carolina Group	600	49,278

Biotechnology - 2.14%
Genzyme Corp.*	1,600	125,008
Invitrogen Corp.*	1,000	85,670
LifeCell Corp.*	2,000	79,020
		289,698
Chemicals - 5.17%
Agrium, Inc.	1,800	115,956
CF Industries Holdings, Inc.	1,200	128,316
Monsanto Co.	1,100	123,684
Mosaic Co. *	1,500	136,515
Potash Corp.	600	84,528
Syngenta AG - ADR	2,100	110,754
		699,753
Commercial Services - 1.36%
Apollo Group, Inc. - Cl. A*	1,700	135,558
Hewitt Associates, Inc. - Cl. A *	1,300	48,321
		183,879
Computers - 1.06%
NCR Corp. *	1,500	32,220
Research In Motion Ltd. *	800	75,104
Teradata Corp. *	1,500	35,730
		143,054
Cosmetics/Personal Care - 1.02%
Chattem, Inc. *	1,800	138,096

Diversified Financial Services - 2.49%
CME Group, Inc.	200	123,780
Intercontinental Exchange, Inc.*	600	83,976
Nasdaq Stock Market, Inc.*	2,800	129,556
		337,312
Electric - 3.55%
Entergy Corp.	1,700	183,906
Exelon Corp.	1,000	76,190
FPL Group, Inc.	800	51,584
Northeast Utilities	3,300	91,476
Public Service Enterprise	800	76,800
		479,956

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited) (Continued)
	Shares	Market Value
Electronics - 1.34%
Flir Systems, Inc. *	3,600	$ 109,008
Mettler Toledo International*	100	9,930
Woodward Governor Co.	1,000	62,780
		181,718
Environmental Control - 1.71%
Stericycle, Inc.*	3,900	231,114

Healthcare- Products - 5.83%
Abaxis, Inc.*	2,500	81,375
China Medical Technologies, Inc.	2,800	133,476
Covance, Inc.*	1,200	99,792
Hologic, Inc. *	1,000	64,360
Idexx Laboratories, Inc. *	1,000	56,370
Intuitive Surgical, Inc. *	600	152,400
Meridian Bioscience, Inc.	3,700	116,217
Mindray Medical International Ltd. - ADR	2,500	85,050
		789,040
Household Products/Wares - 0.58%
Baxter International, Inc.	1,300	78,962

Insurance - 0.52%
Loews Corp.	1,500	70,035

Internet - 1.24%
Ctrip.com International, Inc.	2,000	91,320
Priceline.com, Inc. *	700	75,964
		167,284
Iron/Steel - 1.64%
ArcelorMittal - NY Registered	1,300	86,307
Cia Siderugica Nacional - ADR	1,400	135,282
		221,589
Leisure Time - 0.66%
WMS Industries, Inc. *	2,400	89,760

Machinery - Diversified - 2.12%
Deere & Co.	2,400	210,624
Manitowoc Co., Inc.	2,000	76,240
		286,864
Media - 0.79%
Rogers Communications, Inc.	2,800	107,268

Mining - 0.36%
Silver Standard Resources, Inc. *	1,400	48,706

Miscellaneous Manufacturers - 0.44%
Honeywell International, Inc.	1,000	59,070

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited) (Continued)
	Shares	Market Value
Office/Business Equipment - 0.43%
Xerox Corp.	3,800	$ 58,520

Oil & Gas - 4.80%
FMC Technologies, Inc. *	1,600	77,056
Halliburton Co.	2,000	66,340
Natural Gas Services Group*	5,500	95,150
Smith International, Inc.	1,400	75,894
Southwest Energy Co.*	2,400	134,184
T-3 Energy Services, Inc.*	2,100	94,479
Weatherford International Ltd. *	900	55,629
XTO Energy, Inc.	1,000	51,940
		650,672
Oil & Gas Services - 1.64%
Cameron International Corp. *	2,200	88,572
Dawson Geophysical Co. *	1,400	80,192
Dril-Quip, Inc. *	1,100	53,394
		222,158
Packaging&Containers - 0.97%
Greif, Inc. - Cl. A	2,000	131,600

Pharmaceuticals - 1.74%
Express Scripts, Inc. - Cl. A *	1,400	94,486
Gilead Sciences, Inc. *	3,100	141,639
		236,125
Retail - Apparel - 0.46%
The Buckle, Inc.	1,500	62,385

Retail - Automobile - 0.91%
Copart, Inc.*	3,000	122,640

Retail - Restaurants - 0.39%
McDonald's Corp.	1,000	53,550

Software - 2.60%
Informatica Corp.*	10,900	210,479
Open Text Corp. *	2,100	64,848
Oracle Corp. *	3,700	76,035
		351,362
Telecommunications - 3.80%
AT&T, Inc.	1,300	50,037
Cellcom Israel, Ltd.	3,200	98,656
Mobile Telesystems - ADR	900	74,727
Partner Communications - ADR	4,800	99,600
Telefonica S.A. - ADR	1,000	87,800
Vimpel-Communications - ADR	3,000	103,170
		513,990

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited) (Continued)
	Shares	Market Value
Transportation - 0.55%
International Shipholding Corp. *	3,534	$ 74,638

TOTAL COMMON STOCKS (Cost $6,736,636)		7,472,023

SHORT TERM INVESTMENTS - 45.34%
Goldman Sachs Prime Obligation Fund, 3.93%+	6,137,761	6,137,761
(Cost $6,137,761)

TOTAL INVESTMENTS (Cost $12,874,397)- 100.53%		13,609,784
Other assets less liabilities - (0.53)%		(71,523)
NET ASSETS- 100.00%		$ 13,538,261
__________
* Non-Income producing security.
ADR-American Depository Receipt.
+Variable rate security. Rate shown is as of January 31, 2008.

	Number of	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Appreciation
S & P E-Mini Future maturing March 2008
(Underlying Face Amount at Value $3,448,750)	50	$ 234,813
Russell Mini Future maturing March 2008
(Underlying Face Amount at Value $1,430,000)	20	59,800
TOTAL FUTURES CONTRACTS SOLD SHORT		$ 294,613

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2008

Assets:
Investments in Securities at Market Value (identified cost $12,874,397)	$ 13,609,784
Deposit with Broker	599,742
Dividends and Interest Receivable	17,516
Receivable for Securities Sold	633,887
Receivable for Fund Shares Sold	144,156
Prepaid Expenses and Other Assets	12,699
Total Assets	15,017,784

Liabilities:
Payable for Securities Purchased	1,446,019
Accrued Advisory Fees	11,780
Accrued Distribution Fees	2,820
Accrued Administration Fees	3,155
Accrued Fund Accounting Fees	2,148
Accrued Transfer Agency Fees	2,503
Accrued Custody Fees	1,737
Accrued Expenses and Other Liabilities	9,361
Total Liabilities	1,479,523

Net Assets (Unlimited shares of no par value interest authorized;
1,180,094 shares outstanding)	$ 13,538,261

Net Asset Value, Offering and Redemption Price Per Share
($13,538,261 / 1,180,094 shares of beneficial interest outstanding)	$ 11.47

Composition of Net Assets:
At January 31, 2008, Net Assets consisted of:
Paid-in-Capital	$ 12,643,770
Accumulated Net Investment Loss	(16,408)
Accumulated Net Realized Gain From Security Transactions	470,124
Net Unrealized Appreciation on:
Investments	735,387
Futures	(294,612)
Net Assets	$ 13,538,261

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2008

Investment Income:
Dividend Income (net of $362 foreign taxes)	$ 40,810
Interest Income	70,592
Total Investment Income	111,402

Expenses:
Investment Advisory Fees	85,026
Administration Fees	16,989
Distribution Fees	14,171
Transfer Agent Fees	13,834
Fund Accounting Fees	12,703
Professional Fees	11,595
Registration & Filing Fees	7,590
Chief Compliance Officer Fees	5,294
Custody Fees	3,025
Printing Expense	2,521
Insurance Expense	2,017
Trustees' Fees	1,260
Miscellaneous Expenses	504
Total Expenses	176,529
Less: Fees Waived by Adviser	(48,719)
Net Expenses	127,810
Net Investment Loss	(16,408)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) on:
Investments	(173,755)
Futures	1,027,534
Net Change in Unrealized Depreciation on:
Investments	(169,117)
Futures	(309,362)
Net Realized and Unrealized Gain on Investments	375,300

Net Increase in Net Assets Resulting From Operations	$ 358,892

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the six	For the period
	months ended	ended
	January 31, 2008	July 31, 2007*
Operations:	(Unaudited)
Net Investment Loss	$ (16,408)	$ (5,334)
Net Realized Gain on Investments and Futures	853,779	127,669
Capital Gain Distributions from other Investment Companies	-	7,470
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Futures	(478,479)	919,254
Net Increase in Net Assets
Resulting From Operations	358,892	1,049,059

Distributions to Shareholders From:
Net Investment Income ($0.00 and $.02 per share, respectively)	-	(16,431)
Net Realized Gains ($0.48 and $0.00 per share, respectively)	(497,029)	-
Total Distributions to Shareholders	(497,029)	(16,431)

Beneficial Interest Transactions:
Proceeds from Shares Issued (443,910 and 1,077,425
shares, respectively)	5,430,175	10,984,956
Distributions Reinvested (39,456 and 1,549 shares, respectively)	492,409	16,431
Cost of Shares Redeemed (165,879 and 216,367 shares, respectively)	(1,940,175)	(2,340,026)
Total Beneficial Interest Transactions	3,982,409	8,661,361

Increase in Net Assets	3,844,272	9,693,989

Net Assets:
Beginning of Period	9,693,989	-
End of Period (including accumulated net investment
loss of $16,408 and $0, respectively)	$ 13,538,261	$ 9,693,989
______
*September 21, 2006 (Commencement of Operations) through July 31, 2007.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented. (a)

	For the Six		September 21, 2006*
	Months Ended		through
	January 31, 2008		July 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.24		$ 10.00
Increase From Operations:
Net investment loss	(0.02)		(0.01)
Net gain from securities
(both realized and unrealized)	0.73		1.27
Total from operations	0.71		1.26
Distributions to shareholders from:
Net investment income	-		(0.02)
Net realized gains	(0.48)		-
Total distributions	(0.48)		(0.02)

Net Asset Value, End of Period	$ 11.47		$ 11.24

Total Return (b)	5.94%		12.61%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,538		$ 9,694
Ratio of expenses to average net assets,
before reimbursement	3.11%	(c)	3.56%	(c)
net of reimbursement	2.25%	(c)	2.25%	(c)
Ratio of net investment loss to average net assets	(0.29)%	(c)	(0.07)%	(c)
Portfolio turnover rate	73%		182%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2008

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation. The Fund commenced operations on September 21, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of January 31, 2008, the Autopilot Managed Growth Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2008

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts – The Fund may use future contracts for hedging purposes in an effort to manage volatility and risk.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2008, the Adviser earned advisory fees of $85,026

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until November 30, 2008, so that the total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.  During the six months  ended January 31, 2008, the Adviser waived fees of $48,719.  Cumulative expenses subject to recapture by the Adviser amounted to $154,049 at January 31, 2008, and will expire in the years indicated below:

2010	2011
$105,330	$48,719

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2008

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $34,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $20,400 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,750 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the six months ended January 31, 2008, amounted to $439.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2008, the Fund incurred expenses of $5,294 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended January 31, 2008, GemCom received $2,629 for providing such services.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended January 31, 2008, the Fund incurred distribution fees of $14,171.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2008

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2008, amounted to $6,021,527 and $6,833,877, respectively.  The cost basis of securities for federal income tax purposes was $12,874,397.  Gross unrealized appreciation and depreciation on investments as of January 31, 2008 aggregated $897,658 and $162,271, respectively.

5.

TAX INFORMATION

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 82,862
Undistributed long-term capital gain	45,262
Total distributable earnings	$ 128,124
Unrealized appreciation	904,504
Total accumulated earnings	$1,032,628

The tax character of distributions paid during the periods ended January 31, 2008 and July 31, 2007, were as follows:

	Six Months Ended January 31, 2008	Period Ended July 31, 2007*
Ordinary Income	$ 206,530	$ 16,431
Capital Gain	290,499	―
	$ 497,029	$ 16,431
___________ *September 21, 2006 (Commencement of Operations) through July 31, 2007

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits.  As of and during the period ended January 31, 2008, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Expenses Paid During the Period (8/1/07 to 1/31/08)
Actual	$1,000.00	$1,059.43	$11.68
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ended January 31, 2008).

PORTFOLIO COMPOSITION**

____________

**Based on total portfolio market value as of January 31, 2008

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th  as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

4/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

4/9/08

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/08